BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.1%
Brazil	2.7%
B3 S.A. - Brasil Bolsa Balcao(a)		75,739	$192,824
China	21.1%
China International Capital Corp. Ltd. - Class H(b)		36,859	92,684
China Mengniu Dairy Co. Ltd.		75,840	145,293
JD.com, Inc. - Class A		11,299	162,022
Li Ning Co. Ltd.		70,872	170,016
Longfor Group Holdings Ltd.(b)		94,018	103,408
Ping An Insurance Group Co. of China Ltd. - Class H		32,498	272,045
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		133,483	86,099
Sunny Optical Technology Group Co. Ltd.		18,985	159,902
Xinyi Glass Holdings Ltd.		154,625	164,307
ZTO Express Cayman, Inc.		6,585	137,323
			1,493,099
Hong Kong	2.2%
ASMPT Ltd.		15,466	153,911
India	4.6%
UPL Ltd.		20,870	184,634
Wipro Ltd.		48,667	142,558
			327,192
Indonesia	4.7%
Bank Mandiri Persero Tbk PT		485,766	148,126
Telkom Indonesia Persero Tbk PT		891,856	186,608
			334,734
Malaysia	2.2%
Public Bank Bhd.		135,542	151,641
Mexico	3.9%
Grupo Financiero Banorte S.A.B. de C.V., Series O		14,144	131,123
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		69,050	147,245
			278,368
Philippines	2.0%
Ayala Land, Inc.		376,529	143,556
Saudi Arabia	2.6%
Saudi National Bank (The)		18,491	186,744
South Africa	6.6%
Absa Group Ltd.		6,834	98,779
Sibanye Stillwater Ltd.(a)		100,660	367,750
			466,529
South Korea	17.3%
Amorepacific Corp.		2,257	186,923
Hyundai Motor Co.		1,100	227,159
Samsung Electro-Mechanics Co. Ltd.		1,850	327,409
SK hynix, Inc.		1,069	484,127
			1,225,618
0

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	13.9%
Bizlink Holding, Inc.		5,767	$278,985
Globalwafers Co. Ltd.		11,293	145,923
Hiwin Technologies Corp.		22,782	140,663
Largan Precision Co. Ltd.		2,003	159,052
MediaTek, Inc.		5,641	256,731
			981,354
Thailand	5.9%
Kasikornbank PCL - REG		36,833	226,940
Siam Cement (The) PCL - REG		22,943	133,486
Srisawad Corp. PCL - REG		69,811	56,505
			416,931
United Arab Emirates	2.3%
First Abu Dhabi Bank PJSC		33,695	160,000
Vietnam	2.1%
Vietnam Dairy Products JSC		62,787	146,105
TOTAL COMMON STOCKS (Cost $5,014,335)			6,658,606
PREFERRED STOCKS	4.9%
Brazil	2.3%
Banco Bradesco S.A.(a)		49,274	161,316
Colombia	2.6%
Grupo Cibest S.A. - ADR, 2.21%(c)		2,928	186,250
TOTAL PREFERRED STOCKS (Cost $229,420)			347,566
SHORT-TERM INVESTMENTS	0.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(d)		48,903	48,903
TOTAL SHORT-TERM INVESTMENTS (Cost $48,903)			48,903
TOTAL INVESTMENTS (Cost $5,292,658)	99.7%		7,055,075
NET OTHER ASSETS (LIABILITIES)	0.3%		19,503
NET ASSETS	100.0%		$7,074,578

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $196,092 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	29.1%
Information Technology	26.0
Industrials	10.1
Materials	9.7
Consumer Staples	8.9
Consumer Discretionary	7.9
Real Estate	3.5
Communication Services	2.6
Health Care	1.2
Total	99.0%

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.9%
Other Asset-Backed Securities	2.9%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.56%, 10/20/38(a)(b)		$500,000	$502,982
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 9.22%, 10/20/38(a)(b)		325,000	325,521
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 10.28%, 04/20/37(a)(b)		1,000,000	1,002,193
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.50%, 10/15/38(a)(b)		750,000	744,424
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.21%, 04/20/37(a)(b)		250,000	251,683
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.73%, 03/20/38(a)(b)		450,000	452,775
			3,279,578
TOTAL ASSET-BACKED SECURITIES (Cost $3,281,642)			3,279,578
CORPORATE BONDS	68.2%
Aerospace & Defense	0.3%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	292,120
Apparel & Textile Products	0.2%
Beach Acquisition Bidco LLC 10.00%, 07/15/33(a)		200,000	220,738
Automotive	2.5%
Clarios Global L.P./Clarios U.S. Finance Co. 6.75%, 02/15/30(a)		865,000	902,896
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	473,599
Tenneco, Inc. 8.00%, 11/17/28(a)		1,500,000	1,504,800
			2,881,295
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	323,792
Cable & Satellite	2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	955,109
7.38%, 03/01/31(a)		750,000	765,366
CSC Holdings LLC,
11.75%, 01/31/29(a)		250,000	185,800

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
4.13%, 12/01/30(a)		$750,000	$459,935
4.63%, 12/01/30(a)		1,000,000	357,191
			2,723,401
Capital Goods	0.1%
TransDigm, Inc. 6.25%, 01/31/34(a)		150,000	155,637
Chemicals	7.2%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,500,000	1,356,319
8.00%, 01/15/33(a)		1,610,000	1,558,826
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		2,210,000	2,232,155
Qnity Electronics, Inc.,
5.75%, 08/15/32(a)		425,000	434,540
6.25%, 08/15/33(a)		425,000	440,534
Tronox, Inc.,
4.63%, 03/15/29(a)		510,000	357,029
9.13%, 09/30/30(a)		420,000	417,608
WR Grace Holdings LLC,
5.63%, 08/15/29(a)		1,250,000	1,189,808
6.63%, 08/15/32(a)		125,000	126,596
			8,113,415
Commercial Support Services	4.1%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		635,000	669,213
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/30(a)		500,000	520,809
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	122,914
AMN Healthcare, Inc. 6.50%, 01/15/31(a)		900,000	900,240
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	128,623
Enviri Corp. 5.75%, 07/31/27(a)		1,572,000	1,572,895
Waste Pro U.S.A., Inc. 7.00%, 02/01/33(a)		670,000	689,922
			4,604,616
Construction Materials	0.4%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		290,000	301,861
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	149,273
			451,134

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Consumer Services	3.5%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		$2,250,000	$2,223,157
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,750,000	1,727,996
			3,951,153
Containers & Packaging	2.1%
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	500,398
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	708,965
LABL, Inc. 8.25%, 11/01/29(a)		375,000	138,750
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/30(a)		1,050,000	1,046,861
			2,394,974
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	82,681
Electric Utilities	0.9%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(c)		1,000,000	1,017,464
Electrical Equipment	0.6%
WESCO Distribution, Inc. 6.63%, 03/15/32(a)		640,000	668,294
Food	1.7%
B&G Foods, Inc. 8.00%, 09/15/28(a)		2,010,000	1,977,578
Health Care Facilities & Services	4.5%
Concentra Health Services, Inc. 6.88%, 07/15/32(a)		165,000	172,549
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		660,000	620,634
LifePoint Health, Inc.,
11.00%, 10/15/30(a)		375,000	411,238
8.38%, 02/15/32(a)		495,000	537,304
National Mentor Holdings, Inc. 10.50%, 12/15/30(a)		1,520,000	1,528,053
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	498,626
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		1,250,000	1,318,696
			5,087,100
Home Construction	2.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30(a)		500,000	477,413
6.88%, 08/01/33(a)		380,000	380,302

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Dream Finders Homes, Inc. 6.88%, 09/15/30(a)		$255,000	$256,438
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	336,119
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 01/15/34(a)		1,510,000	1,529,132
			2,979,404
Household Products	1.3%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		1,500,000	1,438,478
Institutional Financial Services	0.6%
Aretec Group, Inc. 10.00%, 08/15/30(a)		676,000	728,599
Insurance	1.4%
Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/32(a)		1,500,000	1,548,808
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/32(a)		30,000	31,125
			1,579,933
Leisure Facilities & Services	0.5%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	512,114
Machinery	0.7%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	510,005
SPX FLOW, Inc. 8.75%, 04/01/30(a)		250,000	257,923
			767,928
Medical Equipment & Devices	0.1%
Insulet Corp. 6.50%, 04/01/33(a)		150,000	156,357
Metals & Mining	0.7%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	265,290
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	483,062
			748,352
Oil & Gas Supply Chain	4.3%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		873,000	863,675
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	262,759
Global Partners L.P./GLP Finance Corp. 8.25%, 01/15/32(a)		1,750,000	1,843,238
ITT Holdings LLC 6.50%, 08/01/29(a)		1,945,000	1,867,014
			4,836,686

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	3.5%
Iron Mountain, Inc.,
5.25%, 07/15/30(a)		$500,000	$493,952
5.63%, 07/15/32(a)		250,000	246,068
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/29		1,000,000	837,798
8.50%, 02/15/32(a)		1,820,000	1,943,639
Service Properties Trust 8.63%, 11/15/31(a)		375,000	393,894
			3,915,351
Real Estate Owners & Developers	0.9%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,054,327
Real Estate Services	1.6%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,068,142
Newmark Group, Inc. 7.50%, 01/12/29		655,000	702,018
			1,770,160
Retail - Discretionary	2.1%
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	37,417
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/32(a)		750,000	763,263
10.00%, 09/15/33(a)		750,000	772,208
QXO Building Products, Inc. 6.75%, 04/30/32(a)		345,000	360,324
Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/29(a)		445,000	469,564
			2,402,776
Specialty Finance	15.2%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(a)		300,000	298,878
7.88%, 07/15/30(a)		1,140,000	1,084,345
Bread Financial Holdings, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%) 8.38%, 06/15/35(a)(b)		2,895,000	2,992,964
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,140,000	1,173,899
Freedom Mortgage Holdings LLC,
6.88%, 05/01/31(a)		985,000	985,856
9.13%, 05/15/31(a)		1,000,000	1,074,114
8.38%, 04/01/32(a)		145,000	152,734
7.88%, 04/01/33(a)		370,000	383,931
ILFC E-Capital Trust I 6.35%, 12/21/65(a)(b)		2,455,000	2,052,566

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ILFC E-Capital Trust II 6.60%, 12/21/65(a)(b)		$1,500,000	$1,278,029
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		1,330,000	1,308,828
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	265,052
OneMain Finance Corp. 7.13%, 09/15/32		1,500,000	1,558,395
Rithm Capital Corp.,
8.00%, 04/01/29(a)		1,000,000	1,026,701
8.00%, 07/15/30(a)		1,250,000	1,278,329
Walker & Dunlop, Inc. 6.63%, 04/01/33(a)		295,000	302,557
			17,217,178
Steel	0.9%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	966,382
Transportation & Logistics	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		72,833	72,937
Stonepeak Nile Parent LLC 7.25%, 03/15/32(a)		290,000	306,899
			379,836
Wholesale - Consumer Staples	0.6%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	677,056
TOTAL CORPORATE BONDS (Cost $75,850,365)			77,076,309
FOREIGN ISSUER BONDS	5.2%
Automotive	3.2%
Adient Global Holdings Ltd.,
8.25%, 04/15/31(a)		1,000,000	1,051,484
7.50%, 02/15/33(a)		1,495,000	1,542,919
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		1,045,000	1,084,782
			3,679,185
Cable & Satellite	0.5%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		1,000,000	619,991
Chemicals	0.5%
INEOS Finance PLC 7.50%, 04/15/29(a)		640,000	555,882
Containers & Packaging	0.4%
Trivium Packaging Finance B.V.,
8.25%, 07/15/30(a)		180,000	192,954
12.25%, 01/15/31(a)		200,000	217,007
			409,961

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	0.6%
Total Play Telecomunicaciones S.A. de C.V. 11.13%, 12/31/32(a)		$675,000	$647,527
TOTAL FOREIGN ISSUER BONDS (Cost $6,099,104)			5,912,546

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	20.6%
Barrow Hanley Floating Rate Fund†		2,427,952	23,365,112
TOTAL INVESTMENT COMPANIES (Cost $23,859,243)			23,365,112
SHORT-TERM INVESTMENTS	1.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(d)		1,787,393	1,787,393
TOTAL SHORT-TERM INVESTMENTS (Cost $1,787,393)			1,787,393
TOTAL INVESTMENTS (Cost $110,877,747)	98.5%		111,420,938
NET OTHER ASSETS (LIABILITIES)	1.5%		1,644,803
NET ASSETS	100.0%		$113,065,741

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $81,349,082 or 72% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of December 31, 2025 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
The following is a summary of the Fund's transactions with affiliates for the year ended December 31, 2025.
Security Description	Value 09/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income Dividends Received	Capital Gains Dividends Received
Barrow Hanley Floating Rate Fund	$21,995,853	$1,532,487	$—	$—	$(163,228)	$23,365,112	$532,487	$—

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB-	2.9%
BB+	2.1
BB	10.4
BB-	18.5
B+	27.8
B	17.6
B-	11.4
CCC+	2.9
CCC	1.1
CCC-	0.3
Cash equivalents	1.6
N/A	1.9
Total	98.5%

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.3%
Brazil	4.4%
B3 S.A. - Brasil Bolsa Balcao(a)		17,081	$43,487
Cosan S.A.(a)		39,171	37,762
Hypera S.A.(a)		11,537	49,553
Lojas Renner S.A.(a)		13,861	33,947
			164,749
Canada	1.7%
Parex Resources, Inc.		4,829	64,912
China	20.2%
Baidu, Inc. - Class A(a)		4,529	76,524
Budweiser Brewing Co. APAC Ltd.(b)		49,119	47,903
China International Capital Corp. Ltd. - Class H(b)		13,676	34,389
China Mengniu Dairy Co. Ltd.		25,554	48,956
China Merchants Bank Co. Ltd. - Class H		8,155	55,326
Great Wall Motor Co. Ltd. - Class H		17,752	34,898
iQIYI, Inc. - ADR(a)		14,990	28,781
JD.com, Inc. - Class A		4,423	63,423
Li Ning Co. Ltd.		22,614	54,249
Longfor Group Holdings Ltd.(b)		33,145	36,455
Ping An Insurance Group Co. of China Ltd. - Class H		11,438	95,749
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		58,176	37,525
Sunny Optical Technology Group Co. Ltd.		5,147	43,351
Xinyi Glass Holdings Ltd.		46,951	49,891
ZTO Express Cayman, Inc.		2,671	55,701
			763,121
Hong Kong	2.4%
ASMPT Ltd.		4,547	45,250
Galaxy Entertainment Group Ltd.		9,414	46,352
			91,602
India	4.9%
Axis Bank Ltd.		4,319	60,999
Petronet LNG Ltd.		13,077	41,335
UPL Ltd.		9,447	83,576
			185,910
Indonesia	5.5%
Astra International Tbk PT		152,780	61,320
Bank Mandiri Persero Tbk PT		262,012	79,896
Telkom Indonesia Persero Tbk PT		322,423	67,462
			208,678
Malaysia	1.1%
Public Bank Bhd.		37,693	42,170
Mexico	4.1%
Grupo Financiero Banorte S.A.B. de C.V., Series O		5,962	55,271

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		25,897	$55,224
Wal-Mart de Mexico S.A.B. de C.V.		13,743	42,837
			153,332
Philippines	2.1%
Ayala Land, Inc.		106,433	40,579
BDO Unibank, Inc.		16,506	37,698
			78,277
Russia	0.0%
Alrosa PJSC(a)(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(a)(c)		8,812	—
			—
Saudi Arabia	1.5%
Saudi National Bank (The)		5,703	57,596
South Africa	6.7%
Absa Group Ltd.		3,160	45,675
Bidvest Group Ltd.		3,145	45,103
Gold Fields Ltd.		1,773	77,698
Sibanye Stillwater Ltd.(a)		22,876	83,575
			252,051
South Korea	16.5%
Amorepacific Corp.		644	53,336
Hyundai Motor Co.		407	84,049
Korea Electric Power Corp.		2,609	85,626
Samsung Electro-Mechanics Co. Ltd.		894	158,218
SK hynix, Inc.		410	185,680
S-Oil Corp.(a)		975	56,099
			623,008
Taiwan	11.5%
Bizlink Holding, Inc.		2,856	138,162
Globalwafers Co. Ltd.		4,709	60,847
Hiwin Technologies Corp.		8,826	54,495
Largan Precision Co. Ltd.		780	61,937
MediaTek, Inc.		2,664	121,243
			436,684
Thailand	6.8%
Kasikornbank PCL - REG		10,738	66,160
PTT Oil & Retail Business PCL - REG		124,760	52,628
Siam Cement (The) PCL - REG		7,414	43,136
Srisawad Corp. PCL - REG		58,671	47,488
Thai Beverage PCL		135,450	48,473
			257,885
United Arab Emirates	1.5%
First Abu Dhabi Bank PJSC		12,001	56,987

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	3.4%
Fresnillo PLC		1,893	$85,073
Investec PLC		5,769	42,886
			127,959
TOTAL COMMON STOCKS (Cost $2,851,658)			3,564,921
PREFERRED STOCKS	3.1%
Brazil	1.0%
Banco Bradesco S.A.(a)		11,724	38,383
Colombia	2.1%
Grupo Cibest S.A. - ADR, 2.21%(d)		1,212	77,095
TOTAL PREFERRED STOCKS (Cost $72,656)			115,478
SHORT-TERM INVESTMENTS	1.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(e)		54,387	54,387
TOTAL SHORT-TERM INVESTMENTS (Cost $54,387)			54,387
TOTAL INVESTMENTS (Cost $2,978,701)	98.8%		3,734,786
NET OTHER ASSETS (LIABILITIES)	1.2%		43,790
NET ASSETS	100.0%		$3,778,576

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $118,747 or 3% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Financials	24.8%
Information Technology	17.8
Consumer Discretionary	10.7
Industrials	10.7
Materials	9.9
Consumer Staples	7.9
Communication Services	4.6
Energy	4.3
Health Care	2.3
Utilities	2.3
Real Estate	2.1
Total	97.4%

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	3.7%
Other Asset-Backed Securities	3.7%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.56%, 10/20/38(a)(b)		$500,000	$502,983
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 9.22%, 10/20/38(a)(b)		325,000	325,521
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.50%, 10/15/38(a)(b)		1,000,000	992,565
Garnet CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 6.25%) 10.52%, 07/20/37(a)(b)		1,000,000	1,017,803
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.21%, 04/20/37(a)(b)		500,000	503,367
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.73%, 03/20/38(a)(b)		450,000	452,775
			3,795,014
TOTAL ASSET-BACKED SECURITIES (Cost $3,770,304)			3,795,014
BANK LOAN OBLIGATIONS(b)	83.4%
Advertising & Marketing	1.6%
Magnite, Inc., Amendment No. 2 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 02/06/31		1,604,759	1,598,741
Aerospace & Defense	2.2%
Karman Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.17%, 04/01/32		1,333,630	1,343,633
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 7.69%, 02/01/28		920,653	853,086
			2,196,719
Apparel & Textile Products	0.3%
Beach Acquisition Bidco LLC, Tranche B-1 Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.92%, 09/12/32		300,000	302,064
Asset Management	2.4%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 07/30/31		82,583	82,913
Fiserv Investment Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 7.89%, 02/18/27		908,396	895,679

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Nexus Buyer LLC, Amendment No. 10 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.72%, 07/31/31		$249,375	$247,245
Nexus Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.22%, 07/31/31		1,277,724	1,258,698
			2,484,535
Automotive	2.1%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 5.97%, 01/31/31		1,103,410	1,106,863
Clarios Global L.P., Amendment No. 6 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 01/28/32		997,500	1,001,241
			2,108,104
Banking	0.5%
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 6M + 3.25%) 7.04%, 04/03/28		480,781	480,382
Basic Industry	0.3%
A-AP Buyer, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 09/09/31		78,901	79,148
W. R. Grace Holdings LLC, Term B-1 Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.69%, 08/19/32		246,382	246,151
			325,299
Beverage, Food & Tobacco	1.0%
B&G Foods, Inc., Term B-5 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.22%, 10/10/29		995,905	957,065
Del Monte Foods Corp. II, Inc., First Out Term Loan (Floating, CME Term SOFR USD 3M + 8.15%, 0.50% Floor) 11.92%, 08/02/28		124,511	57,275
Del Monte Foods Corp. II, Inc., Second Out Term Loans,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.10%, 08/02/28		14,803	444
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.17%, 08/02/28		91,209	2,736
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor) 8.60%, 08/02/28		244,090	2,441
			1,019,961
Beverages	0.3%
Primo Brands Corp., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 5.92%, 03/31/28		279,500	280,177

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Brokerage Assetmanagers Exchanges	1.8%
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.22%, 06/26/31		$147,061	$144,671
Edelman Financial Engines Center (The) LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 8.97%, 10/06/28		850,000	847,170
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.50%, 10/21/31		778,633	772,793
Summit Acquisition, Inc., Amendment No. 1 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.22%, 10/16/31		82,792	83,310
			1,847,944
Buildings & Real Estate	0.9%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.99%, 06/13/30		221,885	223,272
Crown Subsea Communications Holding, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor) 7.22%, 01/30/31		643,500	647,683
KREF Holdings X LLC, 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.25%, 03/05/32		81,590	81,947
			952,902
Cable & Satellite	0.7%
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, PRIME USD 3M + 1.50%, 1.00% Floor) 8.25%, 04/15/27		765,630	667,736
Capital Goods	3.6%
Chariot Buyer LLC, Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 09/08/32		912,797	914,130
Form Technologies LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.50% Floor) 9.62%, 07/19/30		236,670	212,116
Global IID Parent LLC, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.18%, 12/16/28		1,520,960	1,513,355
Indicor LLC, Tranche D Dollar Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.42%, 11/22/29		770,427	774,541
MSOF Beacon LLC, Term Loan B 12/23/32(c)		237,300	238,190
			3,652,332
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 01/25/29		374,222	370,386

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	4.0%
Chemours (The) Co., Tranche B-4 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.22%, 10/15/32		$1,866,000	$1,840,342
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 7.58%, 04/20/28		1,109,339	1,098,246
Tronox Finance LLC, 2024-B Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%) 6.17%, 09/30/31		836,366	643,742
(Floating, CME Term SOFR USD 1M + 2.50%) 6.22%, 09/30/31		657,350	505,956
			4,088,286
Chemicals, Plastics & Rubber	2.5%
Ineos U.S. Finance LLC, 2030 Dollar Term Loan,
02/19/30(c)		1,263	1,018
(Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 02/19/30		498,737	402,107
Koppers, Inc., Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.22%, 04/10/30		1,155,619	1,149,124
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 7.92%, 08/05/31		1,002,312	969,737
			2,521,986
Commercial Support Services	2.6%
BIFM CA Buyer, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.97%, 05/31/28		1,069,496	1,075,731
First Advantage Holdings LLC, Term B-3 Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 10/31/31		494,158	488,465
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(c)(d)		31,602	31,691
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 11/19/31		439,111	440,345
Xplor T1 LLC, Second Amendment Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.29%, 12/01/32		591,817	591,817
			2,628,049
Consumer Cyclical	1.5%
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.17%, 01/31/31		985,000	899,305

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ECi Macola/MAX Holding LLC, 2025 Repricing Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.75% Floor) 6.42%, 05/09/30		$76,232	$76,554
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 6M + 2.75%) 6.79%, 02/21/31		560,057	562,157
			1,538,016
Consumer Non-Cyclical	2.9%
C&S Wholesale Grocers LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 8.67%, 09/20/30		408,975	398,751
Charlotte Buyer, Inc., Second Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.01%, 02/11/28		771,346	756,521
HAH Group Holding Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%) 8.72%, 09/24/31		748,111	653,782
High Liner Foods, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.92%, 07/31/31		38,215	38,231
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.95%, 07/31/31		32,472	32,485
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.07%, 07/31/31		13,530	13,535
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.17%, 07/31/31		32,472	32,485
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.18%, 07/31/31		40,590	40,607
Lavender Dutch BorrowerCo B.V., Facility B 12/30/32(c)		500,000	503,540
Osmosis Buyer Ltd., 2025 Refinancing Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.85%, 07/31/28		298,927	299,474
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.87%, 07/31/28		198,032	198,395
			2,967,806
Consumer Services	0.5%
ASP Dream Acquisition Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.75% Floor) 8.07%, 12/15/28		496,144	470,717
Containers & Packaging	2.4%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.97%, 04/01/32		1,093,615	1,092,149

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 7.99%, 05/05/29		$382,162	$379,870
Mauser Packaging Solutions Holding Co., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.23%, 04/15/30		977,312	955,938
			2,427,957
Containers, Packaging & Glass	0.9%
Pregis TopCo LLC, Tenth Amendment Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.72%, 02/01/29		868,273	874,941
Diversified/Conglomerate Manufacturing	2.5%
Ranpak Corp., Initial Dutch Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.22%, 12/19/31		155,081	154,694
Ranpak Corp., Initial U.S. Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.22%, 12/19/31		242,316	241,710
VT Topco, Inc., Second Amendment Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.87%, 08/09/30		1,235,650	1,216,892
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.61%, 11/13/28		932,311	932,311
			2,545,607
Diversified/Conglomerate Service	3.2%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 08/20/32		408,975	410,836
DXP Enterprises, Inc., 2025 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 6.97%, 10/11/30		890,747	897,205
Emerald X, Inc., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 01/30/32		387,130	390,196
Heartland Dental LLC, 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 7.47%, 08/25/32		1,184,441	1,188,480
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 6.00%) 9.72%, 12/12/30		276,850	277,024
National Mentor Holdings, Inc., Delayed Draw Term Loan 12/12/30(c)		118,650	118,725
			3,282,466
E-Commerce Discretionary	0.7%
CNT Holdings I Corp., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.75% Floor) 6.09%, 11/08/32		746,241	747,681

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Electric Utilities	0.7%
Compass Power Generation LLC, Tranche B-4 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 6.97%, 04/14/29		$696,441	$700,445
Electrical	2.2%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.97%, 05/03/28		1,497,220	1,388,671
MH Sub I LLC, 2024 December New Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.97%, 12/31/31		1,013,422	864,419
			2,253,090
Electrical Equipment	1.1%
TK Elevator Midco GmbH, Facility B (Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor) 6.95%, 04/30/30		1,127,657	1,134,051
Electronics	1.1%
Project Boost Purchaser LLC, 2025-2 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.42%, 07/16/31		82,585	82,757
Ultra Clean Holdings, Inc., Eighth Amendment Replacement Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 02/25/28		993,071	997,211
			1,079,968
Engineering & Construction	0.7%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.72%, 05/17/28		757,230	760,070
Finance	1.7%
Aretec Group, Inc., Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 08/09/30		772,596	775,014
MSP Recovery Law Firm, Tranche 1 Loan 8.10%, 06/16/26(e)		720,749	139,825
Osaic Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 6M + 3.00%) 6.60%, 07/30/32		800,000	802,848
			1,717,687
Finance Companies	0.5%
LendingTree, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.22%, 08/21/30		498,750	496,880
Food	0.3%
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.72%, 08/23/29		324,229	325,581

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Health Care Facilities & Services	5.3%
Agiliti Health, Inc., Term Loan (Floating, CME Term SOFR USD 6M + 3.00%) 6.86%, 05/01/30		$1,397,335	$1,365,895
Bella Holding Co. LLC, 2025 Term Loan,
05/10/28(c)		79,100	79,309
(Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.72%, 05/10/28		792,474	794,566
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.09%, 03/30/29		635,354	611,795
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 9.34%, 03/30/29		795,825	769,300
Sharp Services LLC, Tranche E Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.67%, 09/29/32		575,131	576,569
Summit Behavioral Healthcare LLC, First Out Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.75% Floor) 9.68%, 12/31/29		153,867	157,456
Summit Behavioral Healthcare LLC, Second Out Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.18%, 12/31/29		967,337	834,329
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan 12/30/32(c)		20,816	20,868
U.S. Fertility Enterprises LLC, Initial Term Loan 12/30/32(c)		137,387	137,731
			5,347,818
Healthcare & Pharmaceuticals	1.4%
MED ParentCo L.P., Tenth Amendment Refinancing Term Loan,
04/15/31(c)		3,594	3,600
(Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 04/15/31		1,430,172	1,432,861
			1,436,461
Healthcare, Education & Childcare	2.2%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.65%, 05/17/31		1,474,668	1,478,738
Outcomes Group Holdings, Inc., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 05/06/31		76,233	76,636
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 9.11%, 02/08/28		736,931	720,349
			2,275,723
Insurance	4.0%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.72%, 11/06/30		620,605	619,445

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Acrisure LLC, 2025 Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 06/20/32		$370,140	$369,985
Asurion LLC, New B-11 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.07%, 08/19/28		431,133	431,672
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.08%, 01/20/29		790,000	774,200
Baldwin Insurance Group Holdings (The) LLC, Refinancing Term B-2 Loan 05/26/31(c)		237,300	236,510
OneDigital Borrower LLC, 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.72%, 07/02/31		604,888	605,656
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 8.97%, 07/02/32		810,000	815,573
Trucordia Insurance Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 06/17/32		222,844	221,172
			4,074,213
Leisure Facilities & Services	0.4%
Oravel Stays Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 1.00% Floor) 11.67%, 01/08/30		232,682	238,110
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.93%, 04/04/29		191,619	188,004
			426,114
Machinery	2.4%
Alliance Laundry Systems LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.25%) 5.98%, 08/19/31		221,205	222,034
(Floating, CME Term SOFR USD 3M + 2.25%) 6.11%, 08/19/31		449,783	451,470
CPM Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.34%, 09/28/28		421,929	419,351
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.92%, 11/26/32		556,853	559,175
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 9.93%, 05/21/29		395,000	395,987
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.47%, 10/15/32		396,000	398,384
			2,446,401

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.20%, 06/30/31		$399,937	$400,937
Retail	1.2%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 8.47%, 05/01/31		906,728	910,582
Victra Holdings LLC, Fifth Amendment Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 7.42%, 03/29/29		260,717	260,798
			1,171,380
Retail - Discretionary	2.1%
Petco Health and Wellness Co., Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 7.18%, 03/03/28		1,012,246	1,000,737
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.73%, 08/18/32		881,765	877,083
Victoria's Secret & Co., Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.49%, 08/02/28		225,739	226,398
			2,104,218
Retail Stores	4.7%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.97%, 12/11/30		1,534,108	1,515,576
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.07%, 11/01/31		1,009,800	897,773
Dave & Buster's, Inc., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.13%, 06/29/29		1,065,639	978,054
Great Outdoors Group LLC, Term B-3 Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor) 6.97%, 01/23/32		304,660	306,183
Upbound Group, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.63%, 08/13/32		1,125,845	1,131,474
			4,829,060
Software	4.3%
Adeia, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.22%, 06/08/28		395,454	396,628
Central Parent LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.92%, 07/06/29		1,026,212	866,718
Cotiviti, Inc., Amendment 2 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.62%, 03/26/32		726,041	695,642

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.62%, 05/01/31		$558,032	$535,248
Dawn Bidco LLC, Term Loan 08/20/32(c)		159,000	158,432
Imprivata, Inc., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.67%, 12/01/27		58,262	58,436
Proofpoint, Inc., 2024 Refinancing Term Loan,
08/31/28(c)		3,198	3,211
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.67%, 08/31/28		1,256,746	1,262,062
Storable, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.97%, 04/16/31		415,205	416,762
			4,393,139
Specialty Finance	1.4%
Blackstone Mortgage Trust, Inc., Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.72%, 12/10/30		102,691	103,012
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 9.12%, 06/16/28		1,312,743	1,293,052
			1,396,064
Steel	1.1%
TMS International Corp., Term B-7 Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.34%, 03/04/30		1,133,737	1,137,988
Technology	0.7%
Disco Parent, Inc., Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.07%, 08/06/32		342,415	344,127
Icon Parent I, Inc., 2025 Term Loan,
11/13/31(c)		79,100	79,189
(Floating, CME Term SOFR USD 3M + 2.75%) 6.44%, 11/13/31		154,226	154,400
Priority Holdings LLC, 2025-1 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 7.47%, 07/30/32		163,594	160,282
			737,998
Technology Hardware	0.2%
Ingram Micro, Inc., Additional Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor) 5.98%, 09/22/31		157,757	158,448

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	0.8%
Eagle Broadband Investments LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 6.93%, 11/12/27		$612,469	$579,438
Imagine Learning LLC, 2024 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.22%, 12/21/29		285,075	274,319
			853,757
Transportation & Logistics	0.5%
Stonepeak Nile Parent LLC, Amendment No. 1 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 2.25%) 6.16%, 04/09/32		356,082	355,890
VistaJet Malta Finance PLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.74%, 04/01/31		149,041	150,283
			506,173
Wholesale - Consumer Staples	0.2%
Golden State Foods LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 7.67%, 12/04/31		233,006	234,145
TOTAL BANK LOAN OBLIGATIONS (Cost $86,248,476)			84,778,603
CORPORATE BONDS	7.4%
Automotive	1.0%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	1,003,200
Cable & Satellite	1.0%
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	968,929
Chemicals	1.9%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,185,000	1,071,492
8.00%, 01/15/33(a)		365,000	353,398
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		500,000	505,013
			1,929,903
Health Care Facilities & Services	0.9%
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		1,000,000	940,354
Oil & Gas Supply Chain	0.5%
ITT Holdings LLC 6.50%, 08/01/29(a)		500,000	479,952
Specialty Finance	2.0%
ILFC E-Capital Trust I 6.35%, 12/21/65(a)(b)		1,343,000	1,122,850
ILFC E-Capital Trust II 6.60%, 12/21/65(a)(b)		1,102,000	938,925
			2,061,775

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		$115,000	$111,134
TOTAL CORPORATE BONDS (Cost $7,768,384)			7,495,247
FOREIGN ISSUER BONDS	1.4%
Automotive	1.4%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		750,000	774,040
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		625,000	648,793
			1,422,833
TOTAL FOREIGN ISSUER BONDS (Cost $1,359,558)			1,422,833

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Manufacturing	0.0%
Service King (Carnelian Point),(Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)(f)		2,554	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	2.8%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(g)		2,894,240	2,894,240
TOTAL SHORT-TERM INVESTMENTS (Cost $2,894,240)			2,894,240
TOTAL INVESTMENTS (Cost $102,040,962)	98.7%		100,385,937
NET OTHER ASSETS (LIABILITIES)	1.3%		1,309,592
NET ASSETS	100.0%		$101,695,529

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $12,064,301 or 12% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date.
(d)Unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)Security valued pursuant to Level 3 unobservable inputs.
(f)Non-income producing security.
(g)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Australia	3.1%
ANZ Group Holdings Ltd.		10,856	$263,274
Northern Star Resources Ltd.		7,828	139,638
			402,912
Canada	4.3%
Bank of Nova Scotia (The)		3,177	234,314
Barrick Mining Corp.		3,252	141,661
Suncor Energy, Inc.		3,890	172,656
			548,631
Denmark	3.8%
Carlsberg A.S. - Class B		1,889	247,239
Vestas Wind Systems A/S		8,781	237,502
			484,741
Finland	6.7%
Fortum OYJ		11,598	246,294
Nokia OYJ		25,887	166,896
Nordea Bank Abp		11,871	223,344
Stora Enso OYJ - REG		17,923	223,780
			860,314
France	8.5%
Arkema S.A.		2,384	146,107
BNP Paribas S.A.		2,886	274,010
Capgemini S.E.		1,469	245,576
SCOR S.E.		7,698	260,002
Thales S.A.		628	169,598
			1,095,293
Germany	7.3%
Aumovio S.E.(a)		4,015	201,602
Continental A.G.		2,310	183,328
Deutsche Post A.G.		3,254	177,427
Fraport A.G. Frankfurt Airport Services Worldwide(a)		2,113	172,786
Infineon Technologies A.G.		4,600	200,702
			935,845
Hong Kong	2.7%
AIA Group Ltd.		22,858	234,668
ASMPT Ltd.		10,785	107,328
			341,996
Indonesia	1.4%
Bank Mandiri Persero Tbk PT		602,400	183,692
Italy	6.6%
Azimut Holding S.p.A.		6,058	252,363
Enel S.p.A.		18,292	190,188

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Saipem S.p.A.		51,419	$145,567
Snam S.p.A.		39,466	262,247
			850,365
Japan	13.6%
Komatsu Ltd.		4,300	136,450
MINEBEA MITSUMI, Inc.		12,182	245,121
MISUMI Group, Inc.		16,717	260,872
Murata Manufacturing Co. Ltd.		9,752	201,554
Nabtesco Corp.		8,896	213,094
Olympus Corp.		17,947	227,555
Omron Corp.		8,668	219,299
TOTO Ltd.		9,105	251,574
			1,755,519
Jersey	1.5%
Amcor PLC		23,934	199,610
Mexico	1.7%
Grupo Financiero Banorte S.A.B. de C.V., Series O		23,298	215,986
Netherlands	5.8%
ABN AMRO Bank N.V. - C.V.A.(b)		6,062	212,226
Akzo Nobel N.V.		2,824	196,471
Randstad N.V.		3,600	136,948
Signify N.V.(b)		8,058	198,486
			744,131
Norway	2.4%
Aker BP ASA		7,399	188,276
Equinor ASA		5,392	127,153
			315,429
South Korea	1.7%
SK hynix, Inc.		497	225,080
Spain	1.2%
Enagas S.A.		9,738	150,490
Sweden	4.2%
Boliden AB(a)		3,696	204,745
Elekta AB - Class B		25,565	156,346
Getinge AB - Class B		7,632	180,189
			541,280
Switzerland	2.6%
Julius Baer Group Ltd.		4,274	333,931
United Kingdom	16.0%
Barclays PLC		28,776	184,615
Centrica PLC		90,770	207,450
Chemring Group PLC		15,599	99,351
CK Hutchison Holdings Ltd.		17,000	115,660
Legal & General Group PLC		54,002	190,642
LondonMetric Property PLC		72,879	186,356

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
M&G PLC		54,401	$210,017
QinetiQ Group PLC		17,791	105,902
Sensata Technologies Holding PLC		8,046	267,851
St. James's Place PLC		12,444	232,235
Standard Chartered PLC		10,514	258,220
			2,058,299
TOTAL COMMON STOCKS (Cost $9,594,133)			12,243,544
PREFERRED STOCKS	1.5%
Germany	1.5%
Dr Ing hc F Porsche A.G., 3.25%(b)(c)		3,579	190,626
TOTAL PREFERRED STOCKS (Cost $254,382)			190,626
SHORT-TERM INVESTMENTS	10.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(d)		1,350,384	1,350,384
TOTAL SHORT-TERM INVESTMENTS (Cost $1,350,384)			1,350,384
TOTAL INVESTMENTS (Cost $11,198,899)	107.1%		13,784,554
NET OTHER ASSETS (LIABILITIES)	(7.1%)		(914,771)
NET ASSETS	100.0%		$12,869,783

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $601,338 or 5% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
REG – Registered
At December 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	29.1%
Industrials	21.6
Information Technology	10.7
Materials	9.8
Utilities	8.2
Energy	4.9
Consumer Discretionary	4.5
Health Care	4.4
Consumer Staples	1.9
Real Estate	1.5
Total	96.6%

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	5.5%
Automotive	4.7%
AmeriCredit Automobile Receivables Trust, Series 2025-1 - Class A3 4.12%, 05/20/30(a)		$630,000	$631,909
Ford Credit Auto Lease Trust, Series 2025-B - Class A3 4.23%, 12/15/28		1,025,000	1,031,759
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	200,834
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		100,537	100,799
GM Financial Automobile Leasing Trust, Series 2025-1 - Class A3 4.66%, 02/21/28		865,000	872,101
GM Financial Consumer Automobile Receivables Trust, Series 2025-1 - Class A3 4.62%, 12/17/29		710,000	717,330
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	152,078
Honda Auto Receivables Owner Trust, Series 2025-1 - Class A3 4.57%, 09/21/29		705,000	712,861
Mercedes-Benz Auto Lease Trust, Series 2024-A - Class A2A 5.44%, 02/16/27		79,014	79,122
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		515,000	516,143
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 4.44%, 01/22/30(a)		1,310,000	1,314,796
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA - Class A2 4.63%, 07/20/27(a)		391,117	392,405
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	102,339
Volkswagen Auto Lease Trust, Series 2025-B - Class A3 4.01%, 01/22/29		910,000	913,643
World Omni Automobile Lease Securitization Trust, Series 2025-A - Class A3 4.42%, 04/17/28		495,000	499,124
			8,237,243
Other Asset-Backed Securities	0.8%
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		156,112	157,038
CNH Equipment Trust, Series 2024-B - Class A2A 5.42%, 10/15/27		55,059	55,127
Compass Datacenters Issuer III LLC, Series 2025-1A - Class A2 5.66%, 02/25/50(a)		590,000	596,910
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		24,180	24,171
John Deere Owner Trust, Series 2024-B - Class A2A 5.42%, 05/17/27		342,745	343,291

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 - Class A1 1.91%, 10/20/61(a)		$235,000	$196,176
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		176,850	164,941
			1,537,654
TOTAL ASSET-BACKED SECURITIES (Cost $9,742,948)			9,774,897
CORPORATE BONDS	17.7%
Biotechnology & Pharmaceuticals	1.7%
Bayer U.S. Finance II LLC,
3.95%, 04/15/45(a)		1,610,000	1,204,742
4.70%, 07/15/64(a)		360,000	271,581
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	593,384
6.88%, 11/21/53(a)		930,000	1,007,848
			3,077,555
Cable & Satellite	1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		390,000	367,390
5.75%, 04/01/48		595,000	509,070
3.85%, 04/01/61		615,000	368,267
3.95%, 06/30/62		715,000	431,515
			1,676,242
Communications	1.3%
Cox Communications, Inc.,
5.80%, 12/15/53(a)		930,000	795,936
5.95%, 09/01/54(a)		1,785,000	1,562,518
			2,358,454
Electric Utilities	9.1%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,274,078
Arizona Public Service Co. 2.65%, 09/15/50		90,000	53,726
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%) 6.88%, 02/01/55(b)		820,000	853,070
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,200,000	1,236,541
Duke Energy Carolinas LLC,
5.25%, 03/15/35		445,000	460,715
6.00%, 01/15/38		125,000	134,886
6.05%, 04/15/38		355,000	384,362
3.20%, 08/15/49		305,000	209,125
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	388,501
4.20%, 08/15/45		225,000	187,331

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		$1,135,000	$976,398
Entergy Arkansas LLC 3.35%, 06/15/52		145,000	98,645
Entergy Corp.,
2.80%, 06/15/30		295,000	276,460
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		270,000	283,488
Entergy Louisiana LLC,
4.00%, 03/15/33		250,000	241,469
5.35%, 03/15/34		690,000	718,573
5.80%, 03/15/55		280,000	282,484
Entergy Mississippi LLC 5.80%, 04/15/55		380,000	383,193
Florida Power & Light Co. 3.95%, 03/01/48		125,000	100,192
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	110,521
PacifiCorp,
4.15%, 02/15/50		775,000	575,858
5.35%, 12/01/53		570,000	501,384
Pinnacle West Capital Corp.,
4.90%, 05/15/28		695,000	707,751
5.15%, 05/15/30		1,100,000	1,134,539
Public Service Enterprise Group, Inc.,
5.45%, 04/01/34		620,000	641,554
5.40%, 03/15/35		315,000	324,381
Sempra,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%) 6.40%, 10/01/54(b)		915,000	930,674
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		670,000	689,247
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		360,000	366,962
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		535,000	539,780
System Energy Resources, Inc. 5.30%, 12/15/34		1,015,000	1,027,807
			16,093,695
Gas & Water Utilities	0.7%
NiSource, Inc. 5.25%, 03/30/28		825,000	846,098
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	372,220
			1,218,318

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	0.3%
Markel Group, Inc. 5.00%, 05/20/49		$505,000	$447,363
Oil & Gas Supply Chain	0.4%
Energy Transfer L.P. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(b)		500,000	533,722
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	71,065
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	121,722
			726,509
Real Estate Investment Trusts	0.2%
Public Storage Operating Co. 2.25%, 11/09/31		365,000	326,033
Semiconductors	1.1%
Foundry JV Holdco LLC 6.30%, 01/25/39(a)		1,840,000	1,946,820
Specialty Finance	0.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	98,402
Moody's Corp. 2.55%, 08/18/60		75,000	39,318
			137,720
Technology Hardware	0.0%(c)
Dell International LLC/EMC Corp. 3.45%, 12/15/51		60,000	41,025
Telecommunications	0.3%
Sprint Capital Corp. 8.75%, 03/15/32		400,000	484,352
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		1,395,000	1,161,445
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,504,703
			2,666,148
TOTAL CORPORATE BONDS (Cost $30,943,032)			31,200,234
FOREIGN ISSUER BONDS	4.5%
Banking	0.6%
HBOS PLC 6.00%, 11/01/33(a)		665,000	701,660
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	439,342
			1,141,002
Electric Utilities	0.5%
Electricite de France S.A. 6.00%, 04/22/64(a)		845,000	833,316

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	0.9%
Fairfax Financial Holdings Ltd.,
6.35%, 03/22/54		$1,215,000	$1,261,875
6.10%, 03/15/55		295,000	296,794
			1,558,669
Oil & Gas Supply Chain	0.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(d)		1,080,000	1,148,516
Sovereign Government	0.9%
Mexico Government International Bond 3.77%, 05/24/61		2,545,000	1,566,447
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,756,375
TOTAL FOREIGN ISSUER BONDS (Cost $7,741,269)			8,004,325
MORTGAGE-BACKED SECURITIES	42.5%
Commercial Mortgage-Backed Security	0.3%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A (Floating, 1M CME Term SOFR + 1.39%) 5.14%, 10/15/40(a)(b)		575,000	575,539
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		102,484	95,534
U.S. Government Agencies	42.1%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,236	4,394
Fannie Mae Pool #AB6228 3.50%, 09/01/42		79,125	75,634
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,730	4,869
Fannie Mae Pool #AL2752 5.00%, 03/01/42		50,618	52,111
Fannie Mae Pool #AS5469 4.00%, 07/01/45		127,328	123,455
Fannie Mae Pool #AS5597 3.50%, 08/01/45		57,083	54,280
Fannie Mae Pool #AS7170 3.50%, 05/01/46		67,367	63,779
Fannie Mae Pool #AS7242 3.50%, 05/01/46		59,335	56,148
Fannie Mae Pool #AS8299 3.00%, 11/01/46		224,976	206,303
Fannie Mae Pool #AS8947 3.50%, 03/01/47		123,424	116,768
Fannie Mae Pool #AS9772 3.50%, 06/01/37		72,749	70,636

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #AS9988 4.50%, 07/01/47		$29,793	$29,617
Fannie Mae Pool #AU1625 3.50%, 07/01/43		76,511	73,009
Fannie Mae Pool #BC4764 3.00%, 10/01/46		76,255	69,303
Fannie Mae Pool #BC9468 3.00%, 06/01/46		153,469	139,972
Fannie Mae Pool #BH8279 3.50%, 09/01/47		95,786	90,472
Fannie Mae Pool #BM1150 3.00%, 12/01/46		88,004	80,264
Fannie Mae Pool #BN6625 3.50%, 05/01/49		623,556	592,996
Fannie Mae Pool #BO3007 3.00%, 10/01/34		24,704	23,969
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,490,531	2,149,817
Fannie Mae Pool #BV8017 4.50%, 08/01/52		2,240,403	2,199,227
Fannie Mae Pool #BV9960 4.00%, 06/01/52		829,724	796,294
Fannie Mae Pool #CA1563 4.50%, 04/01/48		22,693	22,482
Fannie Mae Pool #CA2055 4.50%, 07/01/48		63,511	63,189
Fannie Mae Pool #CA4372 4.50%, 10/01/49		33,296	32,962
Fannie Mae Pool #CA4569 4.00%, 11/01/49		158,619	152,974
Fannie Mae Pool #CA6645 3.00%, 08/01/50		153,671	137,533
Fannie Mae Pool #CA6951 2.50%, 09/01/50		169,165	145,707
Fannie Mae Pool #CB0855 3.00%, 06/01/51		84,975	75,833
Fannie Mae Pool #CB1384 2.50%, 08/01/51		1,137,856	981,940
Fannie Mae Pool #CB2857 2.50%, 02/01/52		903,763	778,640
Fannie Mae Pool #CB3486 3.50%, 05/01/52		419,371	389,507
Fannie Mae Pool #CB3878 5.00%, 06/01/52		417,114	423,616
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,398,007	1,431,174
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,283,386	1,306,194

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FM1306 4.50%, 07/01/48		$175,480	$174,861
Fannie Mae Pool #FM4053 2.50%, 08/01/50		129,699	112,005
Fannie Mae Pool #FM4638 2.50%, 10/01/50		83,149	71,179
Fannie Mae Pool #FM4720 3.00%, 10/01/50		105,674	95,263
Fannie Mae Pool #FM4828 3.00%, 11/01/50		989,194	882,246
Fannie Mae Pool #FM4901 2.00%, 11/01/35		86,066	79,902
Fannie Mae Pool #FM5204 2.00%, 12/01/35		80,222	74,509
Fannie Mae Pool #FM5537 2.00%, 01/01/36		209,800	194,854
Fannie Mae Pool #FM6943 2.00%, 04/01/51		360,758	298,385
Fannie Mae Pool #FM7377 3.00%, 05/01/51		185,203	167,179
Fannie Mae Pool #FM7708 3.50%, 06/01/51		213,505	198,749
Fannie Mae Pool #FM8787 2.50%, 10/01/51		2,756,253	2,382,654
Fannie Mae Pool #FM9765 3.00%, 11/01/51		208,537	185,266
Fannie Mae Pool #FS1564 2.00%, 04/01/51		294,073	238,232
Fannie Mae Pool #FS1704 4.00%, 05/01/52		158,027	151,646
Fannie Mae Pool #FS1807 3.50%, 07/01/51		279,957	262,022
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,415,742	2,177,188
Fannie Mae Pool #FS3159 4.50%, 10/01/52		718,531	708,787
Fannie Mae Pool #FS3533 2.00%, 01/01/52		418,085	343,729
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,695,367	2,204,176
Fannie Mae Pool #FS4075 5.00%, 04/01/53		689,433	695,213
Fannie Mae Pool #FS4621 5.00%, 06/01/53		248,891	252,018
Fannie Mae Pool #FS4624 2.50%, 11/01/51		297,769	253,939
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,732,812	1,715,940

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FS6141 2.00%, 01/01/52		$2,276,412	$1,868,955
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,439,990	1,500,562
Fannie Mae Pool #FS8138 6.50%, 06/01/54		512,229	539,112
Fannie Mae Pool #FS8291 5.50%, 07/01/53		1,979,802	2,031,511
Fannie Mae Pool #FS9085 3.00%, 12/01/51		1,045,664	930,259
Fannie Mae Pool #FS9456 5.50%, 11/01/54		1,594,701	1,621,515
Fannie Mae Pool #MA1870 4.50%, 04/01/34		44,807	45,111
Fannie Mae Pool #MA3101 4.50%, 08/01/47		68,005	67,625
Fannie Mae Pool #MA4327 3.00%, 05/01/51		154,618	138,017
Fannie Mae Pool #MA4475 2.50%, 11/01/41		167,491	151,067
Fannie Mae Pool #MA4733 4.50%, 09/01/52		1,626,015	1,595,795
Fannie Mae Pool #MA4841 5.00%, 12/01/52		2,140,869	2,146,351
Fannie Mae Pool #MA5039 5.50%, 06/01/53		193,623	197,108
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		288,442	258,606
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		86,180	81,255
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		14,620	14,515
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		49,862	48,750
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		102,195	98,112
Freddie Mac Pool #QD1484 2.50%, 11/01/51		341,711	295,588
Freddie Mac Pool #QK1511 3.50%, 05/01/42		293,845	283,200
Freddie Mac Pool #RA2970 2.50%, 07/01/50		621,437	532,587
Freddie Mac Pool #RA4218 2.50%, 12/01/50		88,099	75,897
Freddie Mac Pool #RB5126 2.50%, 09/01/41		209,065	187,665
Freddie Mac Pool #RB5136 2.50%, 11/01/41		189,926	171,184

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #RB5170 4.00%, 06/01/42		$986,633	$971,672
Freddie Mac Pool #RC1421 2.50%, 06/01/35		452,968	430,668
Freddie Mac Pool #SD1061 2.50%, 05/01/52		172,287	148,420
Freddie Mac Pool #SD1836 2.00%, 02/01/52		366,108	300,271
Freddie Mac Pool #SD3511 6.00%, 08/01/53		1,239,778	1,275,565
Freddie Mac Pool #SD3669 5.50%, 09/01/53		652,732	672,873
Freddie Mac Pool #SD3824 6.00%, 03/01/53		909,411	951,996
Freddie Mac Pool #SD4227 4.50%, 05/01/53		1,828,741	1,794,183
Freddie Mac Pool #SD4495 6.00%, 12/01/53		169,656	176,307
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,215,229	1,240,715
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,256,616	1,258,345
Freddie Mac Pool #SD5223 6.00%, 04/01/54		859,060	895,744
Freddie Mac Pool #SD6046 6.00%, 08/01/54		1,423,375	1,474,456
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,616,304	1,627,384
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,545,799	1,577,370
Freddie Mac Pool #SD8090 2.00%, 09/01/50		707,563	578,914
Freddie Mac Pool #SD8199 2.00%, 03/01/52		806,294	654,903
Freddie Mac Pool #SL1016 5.50%, 05/01/55		2,255,512	2,302,752
Ginnie Mae I Pool #723248 5.00%, 10/15/39		73,913	76,088
Ginnie Mae I Pool #783403 3.50%, 09/15/41		108,945	101,942
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		203,588	185,669
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		47,094	43,770
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		46,494	44,773
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		20,318	19,530

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		$126,557	$128,760
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		44,257	43,873
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		26,614	27,186
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		218,541	189,309
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		219,546	189,901
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,458,611	1,315,052
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		461,550	399,227
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		674,936	583,794
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,533,672	1,382,725
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		154,619	142,476
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,388,507	1,323,577
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		959,984	830,347
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		622,909	612,234
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,076,509	2,081,257
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		895,271	816,361
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,422,410	1,282,672
Ginnie Mae II Pool #MB0091 5.00%, 12/20/54		1,352,993	1,352,372
Ginnie Mae II Pool #MB0366 5.50%, 05/20/55		337,383	341,031
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		513,403	516,996
			74,178,817
TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,705,466)			74,849,890
U.S. GOVERNMENT OBLIGATIONS	28.8%
U.S. Treasury Bonds, 4.63%, 05/15/54		2,960,000	2,863,106
U.S. Treasury Bonds, 4.75%, 08/15/55		5,600,000	5,530,000
U.S. Treasury Notes, 4.88%, 04/30/26		25,110,000	25,212,009

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 08/31/30		$4,150,000	$4,138,815
U.S. Treasury Notes, 4.25%, 08/15/35		12,805,000	12,925,047
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $50,736,173)			50,668,977

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(e)		279,898	279,898
TOTAL SHORT-TERM INVESTMENTS (Cost $279,898)			279,898
TOTAL INVESTMENTS (Cost $173,148,786)	99.2%		174,778,221
NET OTHER ASSETS (LIABILITIES)	0.8%		1,360,108
NET ASSETS	100.0%		$176,138,329

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $14,057,294 or 8% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Amount rounds to less than 0.05%.
(d)Perpetual bond. Maturity date represents next call date.
(e)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	75.9%
A+	0.1
A	2.6
A-	0.9
BBB+	4.3
BBB	8.5
BBB-	5.5
BB+	0.3
Cash equivalents	0.2
N/A	0.9
Total	99.2%

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Asset Management	0.9%
LPL Financial Holdings Inc.		2,441	$871,852
Automotive	0.7%
Aptiv PLC(a)		8,696	661,679
Banking	6.5%
Bank of America Corp.		41,781	2,297,955
Prosperity Bancshares Inc.		13,269	917,020
Wells Fargo & Co.		21,316	1,986,651
Western Alliance Bancorp		10,653	895,598
			6,097,224
Beverages	1.6%
Keurig Dr. Pepper, Inc.		53,383	1,495,258
Biotechnology & Pharmaceuticals	4.7%
Elanco Animal Health, Inc.(a)		48,234	1,091,535
Merck & Co., Inc.		18,884	1,987,730
Sanofi S.A. - ADR		26,762	1,296,887
			4,376,152
Chemicals	4.7%
Air Products and Chemicals, Inc.		4,431	1,094,545
Axalta Coating Systems Ltd.(a)		49,651	1,604,224
DuPont de Nemours, Inc.		22,794	916,319
Qnity Electronics, Inc.		9,992	815,847
			4,430,935
Construction Materials	2.2%
CRH PLC		8,963	1,118,583
Knife River Corp.(a)		13,166	926,228
			2,044,811
Electric Utilities	7.7%
CenterPoint Energy, Inc.		37,410	1,434,300
Entergy Corp.		17,559	1,622,978
PG&E Corp.		88,488	1,422,002
Pinnacle West Capital Corp.		14,459	1,282,513
Xcel Energy, Inc.		19,486	1,439,236
			7,201,029
Electrical Equipment	5.8%
BWX Technologies, Inc.		4,561	788,323
Fortive Corp.		13,439	741,967
Johnson Controls International PLC		16,533	1,979,827
Littelfuse, Inc.		4,998	1,264,094
Vertiv Holdings Co. - Class A		4,225	684,493
			5,458,704
Engineering & Construction	3.7%
AECOM		12,039	1,147,678
Everus Construction Group, Inc.(a)		13,962	1,194,589
TopBuild Corp.(a)		2,651	1,105,970
			3,448,237
Entertainment Content	1.3%
Warner Music Group Corp. - Class A		39,471	1,210,576

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food	0.0%
Magnum Ice Cream Co. N.V. (The)(a)		2,920	$46,282
Gas & Water Utilities	1.6%
MDU Resources Group, Inc.		75,115	1,466,245
Health Care Facilities & Services	2.2%
Elevance Health, Inc.		1,895	664,292
UnitedHealth Group, Inc.		4,108	1,356,092
			2,020,384
Home Construction	0.5%
Lennar Corp. - Class A		4,529	465,581
Household Products	0.9%
Unilever PLC - ADR		13,629	891,337
Industrial Support Services	1.5%
WESCO International, Inc.		5,696	1,393,469
Institutional Financial Services	1.2%
Jefferies Financial Group, Inc.		17,535	1,086,644
Insurance	6.1%
American International Group, Inc.		10,572	904,435
Berkshire Hathaway, Inc. - Class B(a)		4,568	2,296,105
Chubb Ltd.		3,595	1,122,071
Willis Towers Watson PLC		4,231	1,390,307
			5,712,918
Internet Media & Services	3.7%
Alphabet, Inc. - Class C		10,913	3,424,499
IT Services	2.4%
CACI International, Inc. - Class A(a)		2,151	1,146,074
Cognizant Technology Solutions Corp. - Class A		13,250	1,099,750
			2,245,824
Leisure Facilities & Services	4.5%
Carnival Corp.(a)		63,458	1,938,007
United Parks & Resorts, Inc.(a)		16,554	600,910
Wynn Resorts Ltd.		13,542	1,629,509
			4,168,426
Machinery	1.4%
Entegris, Inc.		16,109	1,357,183
Medical Equipment & Devices	4.8%
Avantor, Inc.(a)		110,959	1,271,590
GE HealthCare Technologies, Inc.		16,924	1,388,106
Medtronic PLC		18,892	1,814,766
			4,474,462
Oil & Gas Supply Chain	7.2%
Chevron Corp.		11,342	1,728,634
Enbridge, Inc.		19,571	936,081
Exxon Mobil Corp.		18,051	2,172,258
Permian Resources Corp.		47,704	669,287
Phillips 66		9,701	1,251,817
			6,758,077

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate Investment Trusts	5.4%
American Tower Corp.		4,937	$866,789
Mid-America Apartment Communities, Inc.		4,590	637,597
Prologis, Inc.		12,240	1,562,559
Public Storage		3,568	925,896
VICI Properties, Inc.		37,876	1,065,073
			5,057,914
Semiconductors	4.3%
Coherent Corp.(a)		7,819	1,443,153
Microchip Technology, Inc.		18,831	1,199,911
QUALCOMM, Inc.		8,132	1,390,979
			4,034,043
Software	1.1%
Oracle Corp.		5,466	1,065,378
Specialty Finance	6.7%
American Express Co.		4,480	1,657,376
Capital One Financial Corp.		7,274	1,762,926
Fidelity National Information Services, Inc.		21,584	1,434,473
SLM Corp.		52,587	1,423,004
			6,277,779
Technology Hardware	0.8%
Hewlett Packard Enterprise Co.		30,424	730,784
Transportation & Logistics	0.9%
JB Hunt Transport Services, Inc.		4,388	852,764
TOTAL COMMON STOCKS (Cost $69,837,331)			90,826,450
MASTER LIMITED PARTNERSHIPS	0.7%
Oil & Gas Supply Chain	0.7%
Plains GP Holdings L.P. - Class A(a)		31,572	604,288
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $457,818)			604,288
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class) 3.63%(b)		2,366,407	2,366,407
TOTAL SHORT-TERM INVESTMENTS (Cost $2,366,407)			2,366,407
TOTAL INVESTMENTS (Cost $72,661,556)	100.2%		93,797,145
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(201,975)
NET ASSETS	100.0%		$93,595,170

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

BARROW HANLEY FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

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